Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Disclosure of cash and cash equivalents [text block] [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 4:- CASH AND CASH EQUIVALENTS

			Convenience
			translation (Note 2c)
	December 31,		December 31,
	2019	2020	2020
	N I S		U.S. dollars

Cash in NIS	9,133	1,150	357
Cash in USD	60,269	8,234	2,561
Cash in EURO	3,065	37	12

	72,467	9,421	2,930